Form N-1A Supplement	Dec. 16, 2025
Grandeur Peak Global Opportunities Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The following replaces the “Fees and Expenses of the Fund” section on page 22 of the Prospectus and page 1 of the Summary Prospectus:

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Investor Shares	Institutional Shares
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%
Distribution and service (12b-1) fees	0.25%	0.00%
Other Expenses	0.11%	0.11%
Total Annual Fund Operating Expenses	1.61%	1.36%
Fee Waiver and Expense Reimbursement (1)(2)	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.59%	1.34%
(1)	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs, taxes, and extraordinary expenses such as litigation expenses) to 1.75% and 1.50% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) shall continue at least through September 1, 2026. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne the Expense Agreement to the extent that the Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Expense Agreement may not be terminated or modified prior to September 1, 2026, except with the approval of the Trust’s Board of Trustees.
(2)	As part of the Expense Agreement, the Adviser has agreed through at least September 1, 2026, to reduce annual management fees of 1.25% to 1.00% on assets of the Fund that exceed an average daily net asset level of $500 million. This waiver of management fees is not subject to recapture by the Adviser.

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You should read this Supplement in conjunction with the Fund’s Prospectus and SAI each dated September 1, 2025. This Supplement provides information that you should know about the Fund before investing and has been filed with the Securities and Exchange Commission. This Supplement is available upon request and without charge by calling the Fund toll-free at 1-855-377-7325.

Please retain this Supplement for future reference.